Restricted Cash	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security pursuant to the respective loan agreements (note 16).